Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2019
Accounting Policies [Abstract]
Summary of Operating Revenue by Source of Revenue Stream
The following table compares our operating revenue by the source of revenue stream for the years ended December 31, 2018 and 2019:

	Year ended December 31, (in thousands)
	2018	2019
Operating revenue:
Time charters	$168,500	$168,641
Voyage charters (*)	141,546	132,744

Total operating revenue	$310,046	$301,385

*	Voyage Charter revenues: Voyage charter revenues, which include revenues from contracts of affreightment, are shown net of address commissions.

Summary of Time Charter Revenues	The estimated undiscounted cash flows for committed time charter revenue expected to be received on an annual basis for ongoing time charters, as of each December 31, is as follows:

(in thousands)
2020:	$123,222
2021:	$62,887
2022:	$43,961
2023:	$38,667
2024:	$21,516
2025 onwards:	$48,330